Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Apr. 12, 2011
Ashmore Emerging Markets Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001498498_SupplementTextBlock

ASHMORE FUNDS

Supplement Dated June 7, 2011 to the

Statutory Prospectus for Class A and Class C Shares of

Ashmore Funds (the "Trust")

Dated April 12, 2011

and to the

Statutory Prospectus for Institutional Class Shares of the Trust

Dated December 10, 2010

Disclosure Related to Ashmore Emerging Markets Local Currency Fund

Within the Ashmore Funds Prospectuses, the first two sentences of the sections entitled "Summary Information About the Funds—Ashmore Emerging Markets Local Currency Fund—Principal Investment Strategies" and "Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Local Currency Fund—Principal Investment Strategies" are hereby amended and restated in their entirety as follows:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that mature in less than one year ("short-dated instruments") and provide investment exposure to local currencies of Emerging Market Countries. The Fund also has the flexibility to invest in longer-dated derivative instruments. The Fund may also invest in debt instruments of any maturity issued by Sovereigns and Quasi-Sovereigns and denominated in the local currency of the issuer.

Corresponding changes are hereby made to other applicable sections of the Trust's Prospectuses and Statements of Additional Information.

Investors Should Retain This Supplement for Future Reference